Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	The estimated useful lives of property, plant and equipment are as follows:

Vehicles	5 years
Building and Improvements	25 years
Machines, equipment and facilities	10 years
Furnitures and fixtures	10 years
Computer equipments	5 years
Property, plant and equipment balance is as follows:

	Vehicles	Lands, buildings and improvements	Machines, equipment and facilities	Furniture and fixtures	Computer equipment	Total

Cost	40,851	142,561	75,134	15,610	10,015	284,171
Accumulated depreciation	(31,349)	(14,698)	(26,817)	(7,198)	(7,521)	(87,583)

Balance at June 30, 2023	9,502	127,863	48,317	8,412	2,494	196,588

Cost	40,062	182,822	89,367	18,468	11,535	342,254
Accumulated depreciation	(32,822)	(22,769)	(31,009)	(9,043)	(9,830)	(105,473)

Balance at June 30, 2024	7,240	160,053	58,358	9,425	1,705	236,781